UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, California 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, California 92660

Copies to:

Joseph B. Kittredge, Jr., Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (800) 427-4648

Date of fiscal year end: January 31

Date of reporting period: August 1, 2004 - October 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission

may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

October 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.7%
Industrials 0.7%
Petroliam Nasional Bhd.
7.625% due 10/15/2026	$2,300	$2,752

Total Corporate Bonds & Notes (Cost $2,093)		2,752

U.S. GOVERNMENT AGENCIES 161.7%
Fannie Mae
3.310% due 12/01/2028 (a)	515	536
3.380% due 04/01/2030 (a)	171	175
3.462% due 11/01/2030 (a)	54	56
3.660% due 02/01/2028 (a)	270	281
3.870% due 11/01/2027 (a)	215	222
3.883% due 11/01/2033 (a)	1,852	1,855
3.900% due 02/01/2027 (a)	185	190
3.940% due 09/01/2028 (a)	153	157
4.740% due 03/01/2032 (a)	647	661
4.800% due 08/01/2031 - 2/01/2032 (a)(b)	709	737
4.900% due 10/01/2031 (a)	76	78
5.000% due 03/18/2019 - 08/12/2034 (b)	171,500	174,591
5.076% due 12/01/2032 (a)	11,975	12,111
5.131% due 09/01/2034 (a)	24,591	25,137
5.230% due 10/01/2031 (a)	137	140
5.310% due 08/25/2033	8,200	8,358
5.500% due 02/16/2019 - 10/19/2019 (a)(b)	30,400	31,483
6.000% due 10/14/2034	90,500	93,583
6.110% due 12/01/2028 (a)	142	146
6.500% due 12/01/2023 - 06/25/2044 (b)	28,826	30,453
7.000% due 02/01/2015 - 03/25/2045 (b)	38,154	40,665
7.040% due 03/01/2032 (a)	328	330
7.060% due 02/01/2030 (a)	280	289
7.332% due 12/01/2025 (a)	301	310
7.500% due 07/01/2026 - 06/25/2044 (b)	17,948	19,422
7.565% due 10/01/2030 (a)	277	288
7.760% due 03/01/2031 (a)	253	262
7.820% due 12/01/2030 (a)	260	269
8.000% due 07/19/2030	7,098	7,711
Federal Housing Administration
7.430% due 06/01/2024 (j)	2,804	2,836
Freddie Mac
3.387% due 12/01/2026 (a)	87	89
3.675% due 04/01/2033 (a)	244	248
4.500% due 09/15/2021	1,000	1,008
5.000% due 09/20/2019	21,500	21,440
5.500% due 03/15/2034	60,000	61,125

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

October 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.000% due 04/01/2017 - 04/01/2033 (b)	4,888	5,131
6.500% due 04/15/2018 - 09/25/2043 (b)	1,996	2,110
7.000% due 06/01/2008 - 10/25/2043 (b)	10,492	11,196
7.500% due 06/01/2025 - 10/25/2043 (b)	22,835	24,860
8.000% due 08/15/2022 - 08/01/2024 (b)	511	543
8.250% due 10/01/2007	59	61
8.500% due 10/01/2030	1,405	1,508
Government National Mortgage Association
5.500% due 03/23/2034	45,000	46,041
7.000% due 02/15/2024 - 03/20/2031 (b)	9,568	10,161
7.500% due 02/15/2006 - 02/15/2028 (b)	3,874	4,175
8.000% due 06/15/2016 - 11/15/2022 (b)	437	482
8.500% due 10/15/2016 - 02/15/2031 (b)	100	110
Small Business Administration
4.754% due 08/01/2014	2,000	2,023
6.300% due 07/01/2013 - 06/01/2018 (b)	2,184	2,328
6.400% due 08/01/2013	560	589
7.449% due 08/01/2010	585	651
7.540% due 08/10/2009	1,217	1,351

Total U.S. Government Agencies (Cost $647,890)		650,562

MORTGAGE-BACKED SECURITIES 12.7%
DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	1,500	1,724
GSMPS Mortgage Loan Trust
7.500% due 06/19/2027	394	420
8.000% due 09/20/2027	5,577	6,053
Nomura Asset Acceptance Corp.
7.000% due 10/25/2034	9,394	10,048
7.500% due 03/25/2034	1,609	1,737
7.500% due 10/25/2034 (j)	29,060	31,226

Total Mortgage-Backed Securities (Cost $51,430)		51,208

ASSET-BACKED SECURITIES 6.9%
Chase Funding Mortgage Loan Asset-Backed Certificates
1.960% due 09/25/2017 (a)	2,008	2,009
Residential Asset Mortgage Products, Inc.
7.000% due 10/25/2016	12,256	12,712
8.500% due 10/25/2031	5,148	5,468
8.500% due 11/25/2031	5,065	5,427
SLM Student Loan Trust
2.350% due 10/25/2010	2,028	2,038

Total Asset-Backed Securities (Cost $27,775)		27,654

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

October 31, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SOVEREIGN ISSUES 17.7%
Banque Centrale De Tunisie
7.375% due 04/25/2012	2,000	2,300
Republic of Brazil
11.500% due 03/12/2008	2,500	2,904
8.000% due 04/15/2014	3,064	3,055
10.125% due 05/15/2027	3,038	3,249
12.250% due 03/06/2030	9,580	11,879
Republic of Chile
7.125% due 01/11/2012	2,000	2,309
Republic of Ecuador
12.000% due 11/15/2012	8,000	8,000
8.000% due 08/15/2030	212	180
Republic of Panama
8.250% due 04/22/2008	2,000	2,205
9.375% due 07/23/2012	3,325	3,741
Republic of Peru
9.125% due 02/21/2012	10,000	11,250
Russian Federation
11.000% due 07/24/2018	2,680	3,653
12.750% due 06/24/2028	3,227	5,147
5.000% due 03/31/2030 (a)	4,437	4,465
United Mexican States
8.625% due 03/12/2008	395	453
9.875% due 02/01/2010	5,180	6,431

Total Sovereign Issues (Cost $54,154)		71,221

FOREIGN CURRENCY-DENOMINATED ISSUES (g)(h) 4.4%
Republic of Germany
4.750% due 07/04/2008	EC 6,500	8,803
United Mexican States
8.000% due 07/23/2008	DM 12,100	9,031

Total Foreign Currency-Denominated Issues (Cost $16,786)		17,834

PURCHASED CALL OPTIONS 0.0%
	# of Contracts
U.S. Treasury Bond 30-Year Note (CBOT)
6.000% due 12/31/2004
Strike @ 121.000 Exp. 11/26/2004	$170	3

Total Purchased Call Options (Cost $3)		3

Schedule of Investments

PIMCO Strategic Global Government Fund, Inc.

October 31, 2004 (Unaudited)

	# of Contracts		Value (000s)
PURCHASED PUT OPTIONS 0.0%
Fannie Mae (OTC)
5.000% due 12/13/2034
Strike @ 87.344 Exp. 12/13/2004	8,000,000		0
6.000% due 01/14/2034
Strike @ 95.469 Exp. 01/06/2005	35,000,000		1
Government National Mortgage Association (OTC)
5.000% due 12/20/2034
Strike @ 89.813 Exp. 12/20/2004	45,000,000		0
U.S. Treasury Bond 30-Year Note (CBOT)
6.000% due 12/31/2004
Strike @ 96.000 Exp. 11/26/2004	400		6

Total Purchased Put Options (Cost $18)			7

SHORT-TERM INSTRUMENTS 6.3%
	Principal Amount (000s	)
Certificates of Deposit 2.0%
Citibank New York N.A.
1.750% due 12/07/2004	8,000		8,000

Commercial Paper 0.5%
General Motors Acceptance Corp.
2.404% due 03/22/2005	2,000		1,983

Repurchase Agreement 3.4%
Credit Suisse First Boston
1.770% due 11/01/2004	6,600		6,600
(Dated 10/29/2004. Collateralized by Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $6,772. Repurchase proceeds are $6,601.)
State Street Bank
1.400% due 11/01/2004	6,865		6,865

(Dated 10/29/2004. Collateralized by Freddie Mac 2.875% due 09/15/2005 valued at $7,007. Repurchase proceeds are $6,866.)
			13,465

U.S. Treasury Bills 0.4%
1.595% due 12/02/2004-12/16/2004 (b)(c)(d)	1,700		1,697

Total Short-Term Instruments (Cost $25,143)			25,145

Total Investments 210.4% (Cost $825,292)			$846,386
Other Assets and Liabilities (Net) (110.4%)			(444,100)

Net Assets 100.0%			$402,286

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $250 have been pledged as collateral for swap and swaption contracts at October 31,       2004.

(d) Securities with an aggregate market value of $1,198 have been segregated with the custodian to cover margin requirements for the       following open futures contracts at October 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Long Futures	12/2004	565	$(2,193)

(e) Swap agreements outstanding at October 31, 2004:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month LIBOR	Receive	4.000%	12/15/2006	$8,300	$(130)
Lehman Brothers, Inc.	3-month LIBOR	Pay	3.000%	06/15/2006	101,000	4

						$(126)

(f) Short sales open at October 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	08/15/2013	$52,000	$53,164	$52,175

(g) Forward foreign currency contracts outstanding at October 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	14,123	12/2004	$0	$(186)	$(186)
Buy	JY	422,122	01/2005	48	0	48

				$48	$(186)	$(138)

(h) Principal amount denoted in indicated currency:

EC	–	Euro
DM	–	German Mark
JY	–	Japanese Yen

(i) At October 31, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes.

The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$23,887	($2,793)	$21,094

(j)	The aggregate value of fair valued securities is $34,062, which is 8.47% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Global Government Fund, Inc.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President/Principal Executive Officer

Date:	December 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President/Principal Executive Officer

Date:	December 22, 2004

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer/Principal Financial Officer

Date:	December 22, 2004